Long-term investment (Tables)	6 Months Ended
Dec. 31, 2023
Long-term investment
Schedule of long-term investment

	December 31,	June 30,
	2023	2023
	(Unaudited)
Cost of long-term investment	3,000,000	3,000,000
Less: impairment loss	(610,302)	(610,302)
Long-term investment, net	$2,389,698	$2,389,698